Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (4,521,375)	$ 2,045,147	$ 2,958,712
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation expense	2,558,809	4,758,014	4,257,189
Amortization of operating lease ROU assets	11,602	21,033	21,107
Provision of expected credit losses	807	69,474
Impairment of goodwill		1,129
Written off of assets		373
Deferred tax liabilities	(64,914)		(92,664)
Gain on disposal of assets			(18,724)
Share of losses of associate	4,029	710
Change in assets and liabilities:
Accounts receivable	(6,574,111)	2,769,950	(15,597,836)
Inventories, net	2,493,022	6,487,098	(6,016,083)
Due from related parties	1,016,378	(536,841)	(740,331)
Other receivables and current assets	(11,914,902)	5,121,986	(9,480,769)
Accounts payable and accrued expenses	(682,395)	(45,253,722)	25,671,804
Other payables	(811,143)	(419,027)	68,039
Taxes payable	(1,756,153)	651,026	(355,168)
Operating lease liabilities	(11,058)	(6,761)	(21,057)
Net cash (used in) provided by operating activities	(20,251,404)	(24,290,411)	654,219
Cash flows from investing activities:
Purchase of fixed assets	(2,095,807)	(3,751,944)	(3,149,397)
Acquisition of investment		(83,089)	(4,388)
Increase investment in subsidiary		74,120
Proceeds from disposal of fixed assets			6,127
Net cash used in investing activities	(2,095,807)	(3,760,913)	(3,147,658)
Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering	11,586,250
Proceeds from (Repayment to) borrowings	7,443,090	50,910,672	(2,768,651)
Repayment to finance lease payables	(5,561)	(10,216)	(41,328)
(Advance to) Proceeds from related parties	(6,245,369)	(12,245,223)	320,485
Net cash provided by (used in) financing activities	12,778,410	38,655,233	(2,489,494)
Net (decrease) increase in cash and cash equivalents	(9,568,801)	10,603,909	(4,982,933)
Effect of exchange rate changes on cash and cash equivalents	559,360	635,595	(1,456,188)
Cash and cash equivalents, beginning of period / year	16,069,851	4,830,347	11,269,468
Cash and cash equivalents, end of period / year	7,060,410	16,069,851	4,830,347
Supplemental disclosures of cash flow information
Income taxes paid	877,184	776,331	1,220,804
Supplemental non-cash investing and financing activities
Acquisition of non-controlling interest by issuance of ordinary shares		2,798,887
Deferred offering costs charged to additional paid-in capital	3,488,971
Recognized assets through finance lease liabilities			100,771
Recognized ROU assets through lease liabilities	31,350	15,359
Reversal of additional paid-in capital via decrease in related party receivables		$ 5,311,880	$ 2,676,807